SCOTT BENSON REAL ESTATE INC. (Details Narrative) $ in Thousands	Dec. 03, 2021 USD ($)
Scott Benson Real Estate Inc [Member]
IfrsStatementLineItems [Line Items]
Acquired assets and assumed liabilities	$ 23